ADVERTISING AND PROMOTION	12 Months Ended
Dec. 31, 2017
ADVERTISING AND PROMOTION
ADVERTISING AND PROMOTION

25.    ADVERTISING AND PROMOTION

Advertising and promotion consists of market promotion cost and sales agent cost paid to third party companies.

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Advertising expenses	221,859	510,031	317,843	48,852
Sales agent expenses	—	44,260	107,022	16,449

Total	221,859	554,291	424,865	65,301

The sales agent expenses are related to fees to external sales agent companies for their customer development services on the Gold Exchanges and the Futures Commodity Exchanges.